FINANCE INCOME / EXPENSE	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
FINANCE INCOME / EXPENSE
NOTE 7 – FINANCE INCOME / EXPENSE

	For the year ended December 31,
	2019	2018	2017
Finance income
Interest gain	958	407	479
Gain arising from financial assets measured at fair value through PL	4,977	3,869	923
Gain arising from financial assets measured at fair value through OCI (*)	72	258	240
Gain arising from financial assets measured at amortised cost	120	—	—
Foreign exchange gain	7,516	6,884	6,314
Subtotal	13,643	11,418	7,956

Finance expense
Interest expense on borrowings	(1,226)	(152)	(95)
Interest expense on lease liabilities	(3,464)	—	—
Loss arising from financial assets measured at fair value through PL	(3,770)	(1,106)	(620)
Loss arising from financial assets measured at amortised cost	(21)	—	—
Foreign exchange loss	(16,357)	(14,321)	(9,043)
Other interest	(419)	(525)	(788)
Other	(1,544)	(864)	(490)
Subtotal	(26,801)	(16,968)	(11,036)
TOTAL	(13,158)	(5,550)	(3,080)

(*) As of December 31, 2019, 2018 and 2017 includes 373, 12 and 27, respectively, related to the gain recognized as Other comprehensive income.